Fair value hierarchy of assets and liabilities (Detail) (Recurring, USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	$ 275,927	$ 141,159
Equity mutual funds	23,649	15,241	17,262
Contingent value rights	15,080
Interest rate swaps			1,066
Borrowings		293,434	324,268
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	275,927	141,159
Equity mutual funds	23,649	15,241	17,262
Contingent value rights	0
Interest rate swaps			0
Borrowings		0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Equity mutual funds	0	0	0
Contingent value rights	0
Interest rate swaps			1,066
Borrowings	197,400	293,434	324,268
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Equity mutual funds	0	0	0
Contingent value rights	15,080
Interest rate swaps			0
Borrowings		$ 0	$ 0